UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Manikay Partners, LLC
Address:    375 Park Avenue
            Suite 2701
            New York, NY 10152

13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:       David Drinkwater
Title:      Chief Compliance Officer
Phone:      212-588-6200

Signature, Place, and Date of Signing


/s/  David Drinkwater             New York, New York        February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  723,917
                                        (thousands)


List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13324               Manikay Master Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                        Manikay Partners LLC
                                                          December 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6      COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION     MNGRS SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------     ----- ----      ------ ----
ABBVIE INC                    COM              00287Y109  10,251       300,000 SH         SHARED-DEFINED  1      300,000
AMERICAN INTL GROUP INC       COM NEW          026874784  60,504     1,714,000 SH         SHARED-DEFINED  1    1,714,000
AMERICAN INTL GROUP INC       *W EXP 01/19/202 026874156  18,413     1,334,300 SH         SHARED-DEFINED  1    1,334,300
AMERICAN RLTY CAP TR INC      COM              02917L101  12,148     1,052,676 SH         SHARED-DEFINED  1    1,052,676
BANK OF AMERICA CORPORATION   COM              060505104  62,694     5,400,000 SH         SHARED-DEFINED  1    5,400,000
BANK OF AMERICA CORPORATION   COM              060505104  34,830     3,000,000     PUT    SHARED-DEFINED  1    3,000,000
CITIGROUP INC                 COM NEW          172967424  55,384     1,400,000 SH         SHARED-DEFINED  1    1,400,000
CITIGROUP INC                 COM NEW          172967424  23,736       600,000     PUT    SHARED-DEFINED  1      600,000
CNH GLOBAL N V                SHS NEW          N20935206   1,281        31,800 SH         SHARED-DEFINED  1       31,800
COCA COLA CO                  COM              191216100  43,500     1,200,000 SH         SHARED-DEFINED  1    1,200,000
COLGATE PALMOLIVE CO          COM              194162103  31,362       300,000 SH         SHARED-DEFINED  1      300,000
HCA HOLDINGS INC              COM              40412C101  15,085       500,000 SH         SHARED-DEFINED  1      500,000
INTERCONTINENTALEXCHANGE INC  COM              45865V100  15,421       124,550 SH         SHARED-DEFINED  1      124,550
LIBERTY GLOBAL INC            COM SER C        530555309   8,744       148,837 SH         SHARED-DEFINED  1      148,837
LIBERTY MEDIA CORPORATION     LIB CAP COM A    530322106  45,244       390,000 SH         SHARED-DEFINED  1      390,000
MCMORAN EXPLORATION CO        COM              582411104   8,025       500,000 SH         SHARED-DEFINED  1      500,000
MONSTER BEVERAGE CORP         COM              611740101  52,840     1,000,000 SH         SHARED-DEFINED  1    1,000,000
NEWS CORP                     CL B             65248E203  25,584       975,000 SH         SHARED-DEFINED  1      975,000
NEXEN INC                     COM              65334H102  25,593       950,000 SH         SHARED-DEFINED  1      950,000
NYSE EURONEXT                 COM              629491101  63,080     2,000,000 SH         SHARED-DEFINED  1    2,000,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408  40,275     2,068,545 SH         SHARED-DEFINED  1    2,068,545
RYMAN HOSPITALITY PPTYS INC   COM              78377T107  33,807       879,020 SH         SHARED-DEFINED  1      879,020
SILGAN HOLDINGS INC           COM              827048109   5,194       125,041 SH         SHARED-DEFINED  1      125,041
VALE S A                      ADR              91912E105  14,007       668,266 SH         SHARED-DEFINED  1      668,266
YAHOO INC                     COM              984332106  16,915       850,000 SH         SHARED-DEFINED  1      850,000

SK 26214 0001 1352233